Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
14.	Income taxes

(a)	Cayman Islands
Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong profits tax
One of the Company’s subsidiaries incorporated in Hong Kong is subject to Hong Kong profits tax rate of 16.5% on its estimated assessable profit for the years ended December 31, 2019, 2020 and 2021. Dividends income received from Liandu WFOE is not subject to Hong Kong profits tax.

(c)	British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

(d)	PRC Enterprise Income Tax (“EIT”)
On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.
According to the Article 14 of Guofa 2016 No. 81 released by the State Council non-profit
private schools are eligible to enjoy the same preferential tax treatment as public schools. As a result, non-profit
private schools providing academic qualification education are eligible to enjoy income tax exemption treatment. Lianwai School VIE and Qingtian International School VIE have been granted corporate income tax exemption for the tuition, meal and accommodation services, etc. from relevant local tax authorities.
According to the Financial management system scheme of Lishui Development Zone (Park), Lishui Xianke is eligible to enjoy 40% income tax reduction treatment, subjecting to the PRC income tax at the rate of 15%.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.”
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
Composition of income tax expense

	For the years ended
	December 31,
	2019	2020	2021
Current	—	—	762,067
Deferred	—	—	(91,091)
Less from discontinued operation	—	—	—

Total from continuing operations	—	—	670,976

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended
	December 31,
	2019	2020	2021
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Effect of preferential tax rates	(25.0%)	(25.0%)	28.1%
Effect of non-taxable gain (1)	—	—	(381.2%)
Change of valuation allowance	—	—	401.0%

Effective tax rate	—	—	72.9%

(1)	Non-taxable gain was primarily due to gain from the acquisition of Youxi Software.
Deferred tax assets
The significant components of the deferred tax assets are summarized below:

	As of December 31,
	2020	2021
Deferred tax assets:
Net operating loss carry-forwards	—	6,581,225
Less: valuation allowance	—	(3,688,042)

Net deferred tax assets	—	2,893,183

As of December 31, 2020 and 2021, the Group had net operating loss carryforwards of approximately nil and
RMB
26,324,999, respectively, which arose from the Group’s subsidiaries, VIE and the VIEs’ subsidiaries established in the PRC. As of December 31, 2020 and 2021, deferred tax assets from the net operating loss carryforwards amounted to nil and
RMB
2,893,183, respectively. The Group did not provide any valuation allowance as the Group consider it more likely than not that there would be sufficient pre-tax
profit in the next 5 consecutive years and the deferred tax assets will be utilized in the future.
As private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, some of the Group’s subsidiaries and Lishui Mengxiang VIE were confronted with the adjustment of business. Thus, the Group considered it more likely than not that those subsidiaries and Lishui Mengxiang VIE could not generate sufficient pre-tax profit in the next 5 consecutive years and the deferred tax assets will not be utilized in the future. As of December 31, 2020 and 2021, the Group provided valuation allowance of nil and RMB3,688,042, respectively.
As of December 31, 2021, the net operating loss carryforwards will expire, if unused, as follows:

Net operating loss carryforwards 2022	—
2023	—
2024	8,859,516
2025	2,348,849
2026	15,116,633

Total	26,324,999